DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Stock split	0.0167
Shares authorized	525,000,000
Common stock, shares authorized	500,000,000			100,000,000		100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	25,000,000			1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	388,003	23,275,171		5,031,250		5,031,250
Common stock, shares outstanding	388,003	23,275,171		5,031,250		5,031,250
Cash in bank account | $	$ 6,879,552		$ 27,307,886
Working capital deficit | $	7,441,131		21,724,075
Excise tax payable | $	2,260,783		$ 2,067,572	$ 1,528,101	$ 1,485,236
Penalties due to late filing and non payment of taxes | $	$ 193,211